UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2005
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    May 4, 2006


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:  2109799


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
ANADARKO PETROLEUM CORP        COM              032511107       15   152400 SH       SOLE                152400
APACHE CORP                    COM              037411105       12   187735 SH       SOLE                187735
BURLINGTON RESOURCES INC       COM              122014103        9   107000 SH       SOLE                107000
CHEVRON CORPORATION            COM              166764100        3    53900 SH       SOLE                 53900
CIMAREX ENERGY CO              COM              171798101        9   213733 SH       SOLE                213733
CANADIAN NATURAL RESOURCES LTD COM              136385101       11   206600 SH       SOLE                206600
CONOCOPHILLIPS                 COM              20825C104        7   114000 SH       SOLE                114000
EOG RESOURCES INC              COM              26875P101        3    49600 SH       SOLE                 49600
ENERGY PARTNERS LTD.           COM              29270U105        1    57500 SH       SOLE                 57500
KERR-MCGEE CORP                COM              492386107        3    31900 SH       SOLE                 31900
MARATHON OIL CORP              COM              565849106        6    81000 SH       SOLE                 81000
NOBLE ENERGY INC               COM              655044105        6   152800 SH       SOLE                152800
OCCIDENTAL PETROLEUM CORP      COM              674599105       11   120100 SH       SOLE                120100
PETRO-CANADA                   COM              71644E102        4    86700 SH       SOLE                 86700
ST. MARY LAND & EXPLORATION CO COM              792228108        8   206900 SH       SOLE                206900
TALISMAN ENERGY INC            COM              87425E103        8   161500 SH       SOLE                161500
PETROBANK ENERGY & RESOURCES   COM              71645P106        1   120000 SH       SOLE                120000